Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	June 30, 2023	June 30, 2022
Accounts receivable	$76,690,246	$76,119,299
Less: allowance for doubtful accounts	-	(99,003)
Accounts receivable, net	$76,690,246	$76,020,296

The Company’s accounts receivable (“AR”) primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

All of the June 30, 2022 accounts receivable balance has been collected. Approximately 63.1% of the June 30, 2023 accounts receivable balance has been collected as of the date the Company’s interim consolidated financial statements for the year ended June 30, 2023 were issued. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

	Balance as of June 30, 2023	Subsequent collection	% of collection
AR aged less than 6 months	$76,401,424	48,068,811	62.9%
AR aged from 7 to 12 months	288,822	288,822	100.0%
Accounts Receivable	$76,690,246	48,357,633	63.1%

	Balance as of June 30, 2022	Subsequent collection	% of collection
AR aged less than 6 months	$74,233,261	$74,233,261	100.0%
AR aged from 7 to 12 months	1,886,038	1,886,038	100.0%
Accounts Receivable	$76,119,299	$76,119,299	100.0%

Allowance for doubtful accounts movement is as follows:

	June 30, 2023	June 30, 2022
Beginning balance	$99,003	$133,059
Reversal	(99,003)	(30,187)
Foreign currency translation adjustments	-	(3,869)
Ending balance	$-	$99,003